Shareholder Report, Average Annual Return (Details) 196108_Leuthold Core ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	69 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Leuthold Core ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Leuthold Core ETF NAV
Average Annual Return, Percent	9.25%	8.43%	8.48%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.25%
Bloomberg Global Aggregate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate
Average Annual Return, Percent	2.40%	(1.56%)	(0.46%)
50% S&P 500 / 50% Bloomberg Global Aggregate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500 / 50% Bloomberg Global Aggregate
Average Annual Return, Percent	9.98%	7.31%	7.41%